Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) - Nonrecurring - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
OREO, net	$ 1,106,000	$ 1,483,000
Total	1,106,000	1,483,000
Fair value of liabilities	0	0	$ 0
Level 1
Assets
OREO, net	0	0
Total	0	0
Level 2
Assets
OREO, net	1,106,000	1,483,000
Total	1,106,000	1,483,000
Level 3
Assets
OREO, net	0	0
Total	$ 0	$ 0